Note 30 - Financial Instruments (Details Textual) $ in Thousands, $ in Millions	12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jul. 01, 2022 USD ($)	Jul. 01, 2022 AUD ($)	Jun. 30, 2022 AUD ($)	Jun. 30, 2019 USD ($)
Statement Line Items [Line Items]
Total cash and cash equivalents	$ 1,285	$ 8,604	$ 2,824				$ 7,129
Current Ratio	0.92	1.79	1.04
Total borrowings	$ 28,561	$ 23,091	$ 25,954
Total provisions	1,161	2,967	3,066
Total non-current portion of non-current borrowings	23,452	22,087	24,642
Currency risk, AUD [member]
Statement Line Items [Line Items]
Total cash and cash equivalents	800
Total borrowings	2,000
Total trade and other receivables	5,700
Total trade and other payables	7,500
Total provisions	800
Currency risk EUR [member]
Statement Line Items [Line Items]
Total cash and cash equivalents	300
Total borrowings	1,100
Total trade and other receivables	2,100
Total trade and other payables	1,800
Total provisions	400
Currency risk, GBP [member]
Statement Line Items [Line Items]
Total cash and cash equivalents	100
Restricted cash and cash equivalents	1,200
Total trade and other receivables	1,000
Total trade and other payables	600
Debtor finance facility to support working capital requirements [member]
Statement Line Items [Line Items]
Line of credit, maximum borrowing capacity						$ 2.1
Total borrowings	0	0	500
New facility [member] | Announcement of plan to discontinue operation [member]
Statement Line Items [Line Items]
Line of credit, maximum borrowing capacity					$ 2.5
New facility [member] | Announcement of plan to discontinue operation [member] | Floating interest rate [member]
Statement Line Items [Line Items]
Borrowings, interest rate				7.75%	7.75%
Trade finance facility [member] | Announcement of plan to discontinue operation [member] | Floating interest rate [member]
Statement Line Items [Line Items]
Line of credit, maximum borrowing capacity				$ 500
Shareholder loans [member]
Statement Line Items [Line Items]
Total non-current portion of non-current borrowings	$ 21,121	$ 21,175	$ 23,400